INTANGIBLE ASSETS AND GOODWILL (Goodwill) (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Changes in intangible assets and goodwill [abstract]
Balance, beginning of fiscal year	$ 226,571	$ 202,108
Goodwill acquired	692	24,087
Other	99	376
Balance, end of fiscal year	$ 227,362	$ 226,571